As filed with the Securities and Exchange Commission on May 27, 2010
Investment Company Act File Number 811-5698

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Tax Exempt Proceeds Fund, Inc.
 (Exact name of registrant as specified in charter)
600 Fifth Avenue
New York, NY  10020
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: June 30
Date of reporting period: March 31, 2010

Item 1: Schedule of Investments

TAX EXEMPT PROCEED FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31,2010
(UNAUDITED)

						Rating (a)
Face			Maturity	Interest	Value		Standard
Amount			Date	Rate	(Note 1)	Moody's	& Poor's
Tax Exempt Commercial Paper (3.68%)
$4,000,000		Harris County, TX – Series C	04/07/10	0.24%	$4,000,000	P-1	A-1+
4,000,000		Total Tax Exempt Commercial Paper			4,000,000

Tax Exempt General Obligation Notes and Bonds (11.80%)
$2,000,000		Board of Education of Davis School District, Davis County, UT TAN – Series 2009	06/30/10	0.50%	$2,009,811	MIG-1
1,670,000		Manitowoc County, WI Note Anticipation Notes	10/01/10	0.80	1,680,002	MIG-1
2,000,000		Oconomowoc Area School District, Dodge, Jefferson and Waukesha Counties, WI TRAPN	08/23/10	0.75	2,007,826	MIG-1
1,695,000		Reedsville School District Manitowoc and Brown Counties, WI BAN	07/01/10	0.55	1,703,661		SP-1+
1,900,000		School District of New Berlin, Waukesha County, WI TRAPN	08/25/10	0.75	1,903,766	MIG-1
3,520,000		Town of Natick, MA BAN	06/30/10	0.60	3,529,921		SP-1+
12,785,000		Total Tax Exempt General Obligation Notes and Bonds			12,834,987

Tax Exempt Variable Rate Demand Instruments (b) (80.61%)
$3,000,000		City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank N.A.	06/01/20	0.32%	$3,000,000		A-1+
3,000,000		City of Irvine, CA Assessment District No. 89-10 (Orange County, CA) Limited Obligation improvement Bonds (Unit Pricing Bonds) LOC Bayerische Hypo-und-Vereinsbank AG	09/02/15	0.27	3,000,000	VMIG-1	A-1+
2,100,000		City of Irvine, CA Assessment District No. 97-16 (Northwest Irvine) Updates improvement Bonds LOC State Street Bank & Trust Company	09/02/22	0.27	2,100,000	VMIG-1	A-1+
1,400,000		City of Newport, KY Kentucky League of Cities Funding Trust Lease Program RB – Series 2002 LOC US Bank, N. A.	04/01/32	0.29	1,400,000	VMIG-1
2,000,000		City of Stockton Health Facility RB (Dameron Hospital Association) -2002 Series A LOC Citibank, N.A.	12/01/32	0.32	2,000,000	VMIG-1
2,900,000		Colorado Health Facilities Authority HRB (Boulder Community Hospital Project) – Series 2000 LOC JPMorgan Chase Bank, N.A.	10/01/30	0.34	2,900,000	VMIG-1	A-1+
5,000,000		Columbus, OH Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Pooled Financing Program) – Series 2006 LOC U.S. Bank N.A.	12/01/36	0.29	5,000,000	VMIG-1
1,100,000		Commonwealth of Puerto Rico Public Improvement Refunding Bonds – Series 2007A-8 LOC Wachovia Bank, N.A.	07/01/34	0.23	1,100,000	VMIG-1	A-1+
1,835,000		Connecticut State Development Authority RB (Pierce Memorial Baptist Home, Inc. Project 1999 Refunding Series) LOC LaSalle National Bank N.A.	10/01/28	0.24	1,835,000		A-1+
4,500,000		Dormitory Authority of the State of New York Blythedale Children's HRB Series 2009 LOC TD Bank, N.A.	12/01/36	0.28	4,500,000	VMIG-1
2,000,000		Florida Housing Finance Corporation Multifamily Housing Revenue Refunding Bonds (Charleston Landing Apartments) 2001 Series I-A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/31	0.32	2,000,000		A-1+
2,250,000		Florida Housing Finance Corporation Multifamily Housing Revenue Refunding Bonds (Island Club Apartments) 2001 Series J-A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/31	0.33	2,250,000		A-1+
1,525,000		HEFA of the State of Missouri Educational Facilities RB (Ranken Technical College) – Series 2007 LOC Northern Trust Company	11/15/31	0.32	1,525,000		A-1+
3,400,000		Illinois Development Finance Authority RB (Glenwood School For Boys) – Series 1998 LOC Harris Trust & Savings Bank	02/01/33	0.29	3,400,000		A-1+
2,225,000		Illinois Finance Authority RB, Series 2004 (Riverside Health System) LOC JPMorgan Chase Bank, N.A.	11/15/29	0.35	2,225,000	VMIG-1	A-1+
2,800,000		Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Company	04/01/35	0.32	2,800,000		A-1+
3,000,000		Irvine Ranch Water District (Orange County, CA) Consolidate Series 1985 LOC Landesbank Hessen Thuringen Girozentrale	10/01/10	0.25	3,000,000		A-1+
900,000		Irvine Ranch Water District, Orange County, CA Waterworks Bonds Election 1988 Series A for Improvement District No. 182 LOC Landesbank Hessen Thuringen Girozentrale	11/15/13	0.25	900,000		A-1+
3,000,000		Jackson County, MI Port Facility Refunding RB (Chevron U.S.A. Inc. Project) – Series 1993	06/01/23	0.28	3,000,000	P-1
800,000		Lincoln County, WY PCRB (Exxon Corporation) – Series 1985	08/01/15	0.24	800,000		A-1+
2,000,000		Marion County, FL IDA Multifamily Housing Revenue Refunding Bonds (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.30	2,000,000		A-1+
6,000,000		Maryland Health and Higher Educational Facilities Authority RB (University of Maryland Medical System Issue) – Series 2007A LOC Wachovia Bank, N.A.	07/01/34	0.29	6,000,000	VMIG-1	A-1+
2,000,000		Metropolitan Water District of Southern California Water RB 2000 Authorization, Series B-3	07/01/35	0.24	2,000,000	VMIG-1	A-1+
1,000,000		M-S-R Public Power Agency, CA San Juan Project Subordinate Lien RB Series 2008M LOC Dexia CLF	07/01/22	0.29	1,000,000		A-1
735,000		New Canaan, CT Housing Authority RB (The Village at Waveny Care Center Project) – Series 2002 LOC Bank of America, N.A.	01/01/22	0.27	735,000		A-1+
1,000,000		New Jersey EDA School Facilities Construction Bonds 2006 Series R - Sub-Series – R3 LOC Lloyds TSB Bank/ Bank of Nova Scotia	09/01/31	0.28	1,000,000	VMIG-1	A-1+
2,000,000		New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A.	07/01/31	0.27	2,000,000	VMIG-1	A-1+
1,000,000		New Ulm, MN Hospital Refunding RB (Health Central Systems Project) – Series 1985 LOC Wells Fargo Bank, N.A.	08/01/14	0.30	1,000,000		A-1+
2,505,000		New York City, NY GO Bonds Fiscal 2004 Sub-Series H-2 LOC Bank of New York Mellon	03/01/34	0.26	2,505,000	VMIG-1	A-1+
1,700,000		New York City, NY GO Bonds Fiscal 2004 Sub-Series H-7 LOC KBC Bank, N.A.	03/01/34	0.29	1,700,000	VMIG-1	A-1
5,925,000		New York City, NY GO Bonds Fiscal 2006 Sub-Series H-2 LOC Dexia CLF	01/01/36	0.29	5,925,000	VMIG-1	A-1+
1,805,000		North Carolina Capital Facilities Finance Agency Capital Facilities RB (The Mental Health Association in North Carolina, Inc. Project) – Series 2007 LOC Branch Banking & Trust Company	02/01/27	0.28	1,805,000	P-1	A-1+
3,400,000		Palm Beach County, FL Educational Facilities Authority RB (Lynn University Project) – Series 2001 LOC Bank of America, N.A.	11/01/21	0.32	3,400,000	P-1	A-1+
1,600,000		Redevelopment Agency of the City of Pittsburg, CA Los Medanos Community Development Project Subordinate Tax Allocation Bonds 2004 Series A LOC State Street Bank and Trust/ California State Teachers Retirement System	09/01/35	0.32	1,600,000		A-1+
3,900,000		State of California GO – Series 2005B-7 LOC Landesbank Hessen Thuringen Girozentrale	05/01/40	0.34	3,900,000	VMIG-1	A-1+
150,000		State of Connecticut HEFA RB (Charlotte Hungerford Hospital Issue) – Series 1998C LOC Bank of America, N.A.	07/01/13	0.45	150,000	VMIG-1
1,000,000		State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-2 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.25	1,000,000	VMIG-1	A-1+
300,000		State of Connecticut HEFA RB Mulberry Gardens Issue, Series E LOC Bank of America, N.A.	07/01/36	0.45	300,000		A-1+
900,000		Turlock Irrigation District, CA COP (Capital Improvements and Refunding Project) 2001 Series A LOC Societe Generale	01/01/31	0.27	900,000		A-1+
87,655,000		Total Tax Exempt Variable Rate Demand Instruments			87,655,000
		Total Investments (96.09%) (Cost $104,489,987† )			$104,489,987
		Cash and other assets, net of liabilities (3.91%)			4,248,714
		Net Assets (100.00%), 108,740,704 shares outstanding			$108,738,701

		† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.
FOOTNOTES:

	(a)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities are payable on demand at par including accrued interest (usually with seven days’ notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
BAN = Bond Anticipation Note			IDA = Industrial Development Authority
COP = Certificate of Participation			LOC = Letter of Credit
EDA = Economic Development Authority			PCRB = Pollution Control Revenue Bond
GO = General Obligation			RB = Revenue Bond
HEFA = Health and Educational Facilities Authority			TAN = Tax Anticipation Note
HRB = Hospital Revenue Bond			TRAPN = Tax and Revenue Anticipation Promissory Notes

Note 1 - Valuation of Securities

		Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

		Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

		Level 1 – prices are determined using quoted prices in an active market for identical assets.
		.
		Level 2 – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others

		Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2010.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

				Debt securities issued by states of the United States and political subdivisions of the states

		Quoted prices in active markets for identical assets (Level 1)		-
		Significant other observable inputs (Level 2)		104,489,987
		Significant unobservable inputs (Level 3)		-
			Total	104,489,987

		For the period ended March 31, 2010, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary
Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President
Date: May 27, 2010

By (Signature and Title)*	/s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary
Date: May 27, 2010

* Print the name and title of each signing officer under his or her signature.